Financial assets held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets held for trading
Financial assets held for trading	€ 5,502	€ 6,760
Quoted bonds issued by sovereign state
Financial assets held for trading
Financial assets held for trading	1,223	1,462
Other
Financial assets held for trading
Financial assets held for trading	€ 4,279	€ 5,298